Group assets and liabilities - measurement (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments
Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2019 $m

							Net asset
							value
		Equity					attributable
		securities		Other		Borrowings	to unit
		and holdings		investments		attributable	holders of
		in collective		(including		to with	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	Derivative	-profits	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	liabilities	businesses	funds	liabilities	Total
Balance at 1 January	6,054	656	1,505	6,714	(539)	(2,045)	(1,258)	(4,335)	6,752
Demerger of UK and Europe operations	(2,509)	(440)	(1,498)	(5,513)	—	2,045	1,258	451	(6,206)
Total gains (losses) in income statement*	1	(11)	6	30	539	—	—	(28)	537
Total gains (losses) recorded in other comprehensive income	—	3	—	(6)	—	—	—	(11)	(14)
Purchases	—	69	—	269	—	—	(2)	—	336
Sales	—	(1)	(7)	(193)	—	—	—	—	(201)
Issues	275	—	—	—	—	—	—	(143)	132
Settlements	(234)	—	—	—	—	—	—	306	72
Balance at 31 December	3,587	276	6	1,301	—	—	(2)	(3,760)	1,408

	2018 $m

							Net asset
							value
		Equity					attributable
		securities		Other		Borrowings	to unit
		and holdings		investments		attributable	holders of
		in collective		(including		to with	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	Derivative	-profits	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	liabilities	businesses	funds	liabilities	Total
Balance at 1 January	6,543	502	885	5,985	(693)	(2,553)	(559)	(4,100)	6,010
Total gains (losses) in income statement*	(104)	51	(9)	540	36	(31)	89	7	579
Total gains (losses) recorded in other comprehensive income	(162)	(28)	(85)	(331)	34	133	111	36	(292)
Purchases	83	167	889	1,605	—	—	—	—	2,744
Sales	(238)	(47)	(175)	(1,085)	—	—	—	—	(1,545)
Issues	373	—	—	—	—	—	(931)	(642)	(1,200)
Settlements	(441)	—	—	—	—	406	76	364	405
Transfers into level 3	—	11	—	—	—	—	—	—	11
Transfers out of level 3	—	—	—	—	84	—	(44)	—	40
Balance at 31 December	6,054	656	1,505	6,714	(539)	(2,045)	(1,258)	(4,335)	6,752

*Of the total net gains and (losses) in the income statement of $537 million for continuing operations in 2019, $19 million relates to net unrealised gains and losses of financial instruments still held at the end of the year (2018: $111 million of the $579 million shown above was for continuing operations, of which $153 million related to financial instruments still held at the end of the year), which can be analysed as follows:

	2019 $m	2018 $m
Equity securities and holdings in collective investment schemes	(11)	(10)
Debt securities	—	3
Other investments	34	133
Derivative liabilities	—	36
Net asset value attributable to unit holders of consolidated investment funds	—	(9)
Other financial liabilities	(4)	—
Total	19	153

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2019 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
Analysis of financial investments, net of derivative liabilities by business type from continuing operations	markets	market inputs	market inputs	Total

With-profits
Equity securities and holdings in collective investment schemes	25,850	3,268	254	29,372
Debt securities	40,291	4,485	6	44,782
Other investments (including derivative assets)	57	103	—	160
Derivative liabilities	(137)	(94)	—	(231)
Total financial investments, net of derivative liabilities	66,061	7,762	260	74,083
Percentage of total (%)	90%	10%	0%	100%
Unit-linked and variable annuity separate account
Equity securities and holdings in collective investment schemes	213,797	365	—	214,162
Debt securities	4,036	1,117	—	5,153
Other investments (including derivative assets)	6	4	—	10
Derivative liabilities	(1)	—	—	(1)
Total financial investments, net of derivative liabilities	217,838	1,486	—	219,324
Percentage of total (%)	99%	1%	0%	100%
Non-linked shareholder-backed
Loans	—	—	3,587	3,587
Equity securities and holdings in collective investment schemes	3,638	87	22	3,747
Debt securities	23,600	61,035	—	84,635
Other investments (including derivative assets)	7	1,569	1,301	2,877
Derivative liabilities	(47)	(113)	—	(160)
Total financial investments, net of derivative liabilities	27,198	62,578	4,910	94,686
Percentage of total (%)	29%	66%	5%	100%

Group total analysis, including other financial liabilities held at fair value from continuing operations
Loans	—	—	3,587	3,587
Equity securities and holdings in collective investment schemes	243,285	3,720	276	247,281
Debt securities	67,927	66,637	6	134,570
Other investments (including derivative assets)	70	1,676	1,301	3,047
Derivative liabilities	(185)	(207)	—	(392)
Total financial investments, net of derivative liabilities	311,097	71,826	5,170	388,093
Investment contract liabilities without discretionary participation features held at fair value	—	(1,011)	—	(1,011)
Net asset value attributable to unit holders of consolidated investment funds	(5,973)	(23)	(2)	(5,998)
Other financial liabilities held at fair value	—	—	(3,760)	(3,760)
Total financial instruments at fair value	305,124	70,792	1,408	377,324
Percentage of total (%)	81%	19%	0%	100%

	31 Dec 2018 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
Analysis of financial investments, net of derivative liabilities by business type	markets	market inputs	market inputs	Total

With-profits
Loans	—	—	2,168	2,168
Equity securities and holdings in collective investment schemes	66,636	6,937	621	74,194
Debt securities	39,750	62,382	1,033	103,165
Other investments (including derivative assets)	183	4,156	5,508	9,847
Derivative liabilities	(108)	(1,568)	—	(1,676)
Total financial investments, net of derivative liabilities	106,461	71,907	9,330	187,698
Percentage of total (%)	57%	38%	5%	100%
Unit-linked and variable annuity separate account
Equity securities and holdings in collective investment schemes	194,845	643	11	195,499
Debt securities	6,070	12,388	—	18,458
Other investments (including derivative assets)	8	4	8	20
Derivative liabilities	(3)	(4)	—	(7)
Total financial investments, net of derivative liabilities	200,920	13,031	19	213,970
Percentage of total (%)	94%	6%	0%	100%
Non-linked shareholder-backed
Loans	—	—	3,886	3,886
Equity securities and holdings in collective investment schemes	3,764	3	24	3,791
Debt securities	22,525	78,713	472	101,710
Other investments (including derivative assets)	77	1,602	1,198	2,877
Derivative liabilities	(2)	(2,241)	(539)	(2,782)
Total financial investments, net of derivative liabilities	26,364	78,077	5,041	109,482
Percentage of total (%)	24%	71%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	—	—	6,054	6,054
Equity securities and holdings in collective investment schemes	265,245	7,583	656	273,484
Debt securities	68,345	153,483	1,505	223,333
Other investments (including derivative assets)	268	5,762	6,714	12,744
Derivative liabilities	(113)	(3,813)	(539)	(4,465)
Total financial investments, net of derivative liabilities	333,745	163,015	14,390	511,150
Investment contract liabilities without discretionary participation features held at fair value	—	(20,446)	—	(20,446)
Borrowings attributable to with-profits businesses	—	—	(2,045)	(2,045)
Net asset value attributable to unit holders of consolidated investment funds	(8,727)	(4,854)	(1,258)	(14,839)
Other financial liabilities held at fair value	—	(3)	(4,335)	(4,338)
Total financial instruments at fair value	325,018	137,712	6,752	469,482
Percentage of total (%)	70%	29%	1%	100%

Analysed as:
Total from continuing operations
With-profits	49,914	5,003	203	55,120
Unit-linked and variable annuity separate account	182,833	(82)	—	182,751
Non-linked shareholder-backed	21,077	55,972	339	77,388
	253,824	60,893	542	315,259
Percentage of total continuing operations (%)	81%	19%	0%	100%

Total from discontinued UK and Europe operations	71,194	76,819	6,210	154,223
Percentage of total discontinued operations (%)	46%	50%	4%	100%

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2019 $m				31 Dec 2018 $m
	Level 2	Level 3			Level 2	Level 3
	Valuation	Valuation			Valuation	Valuation
	based on	based on			based on	based on
	significant	significant			significant	significant
	observable	unobservable			observable	unobservable
	market	market	Fair	Carrying	market	market	Fair	Carrying
	inputs	inputs	value	value	inputs	inputs	value	value
Assets
Loans	1,865	11,646	13,511	12,996	3,691	13,714	17,405	16,884

Liabilities
Investment contract liabilities without discretionary participation features	—	(3,957)	(3,957)	(3,891)	—	(4,021)	(4,021)	(4,035)
Core structural borrowings of shareholder-financed businesses	(6,227)	—	(6,227)	(5,594)	(9,994)	—	(9,994)	(9,761)
Operational borrowings (excluding lease liabilities)	(2,015)	—	(2,015)	(2,015)	(3,857)	(92)	(3,949)	(4,244)
Obligations under funding, securities lending and sale and repurchase agreements	(48)	(9,087)	(9,135)	(8,901)	(1,602)	(7,323)	(8,925)	(8,901)
Total financial instruments carried at amortised cost	(6,425)	(1,398)	(7,823)	(7,405)	(11,762)	2,278	(9,484)	(10,057)
Analysed as:
Total from continuing operations							(10,240)	(9,996)
Total from discontinued UK and Europe operations							756	(61)
							(9,484)	(10,057)